Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended			4 Months Ended	9 Months Ended
	Sep. 10, 2021	Sep. 10, 2020	Nov. 30, 2020	Nov. 24, 2020	Nov. 19, 2020	Dec. 31, 2020	Sep. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Public share (in Dollars per share)						$ 10	$ 10
U.S. government treasury bills maturity						185 days	185 days
Business acquisition acquires, percentage							50.00%
Initially anticipated per public share (in Dollars per share)						$ 10	$ 10
Net tangible assets						$ 5,000,001	$ 5,000,001
Aggregate public share percentage						15.00%	15.00%
Redeem percentage						100.00%	100.00%
Business combination, description						If the Company is unable to complete a Business Combination within 18 months from the closing of the Initial Public Offering, or May 24, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Share price (in Dollars per share)				$ 9.38		$ 9.65
Cash						$ 821,000
Working capital						1,200,000	$ 2,700,000
Tax obligations						61,000
Sponsor amount						$ 105,000	$ 105,000
Business combination, description						In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” and “Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” and “Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value
Business acquisition per share (in Dollars per share)							$ 10
Shares issued (in Shares)							8.5881
Aggregate gross proceeds amount							$ 80,430,000
Gross proceeds						$ 206,500,000	$ 206,500,000
Founder shares (in Shares)							774,375
Sponsor letter agreement, description							The Sponsor Letter Agreement also contains a provision for a lock-up of the Founder Shares (or any shares of Omnichannel Class A common stock issuable upon conversion thereof) following the Business Combination. The relevant provision provides that the Sponsor and the insiders party to the agreement will not transfer, except in limited circumstances, any Founder Shares (or any shares of Omnichannel Class A common stock issuable upon conversion thereof) until the earlier of (i) one year after the completion of the Business Combination, (ii) any time during which the closing price of the Pubco common stock equals or exceeds $12.00 per share (adjusted for any stock split, stock dividend, or the like) for 20 days in any 30-day period (such period commencing at least 150 days after the Business Combination), or (iii) the date on which Omnichannel completes a liquidation, merger or similar transaction that results in all Omnichannel stockholders having the right to exchange Class A common stock for cash, securities or other property.
Converted share (in Shares)							1
Cash							$ 288,000
Repaid borrowed value	$ 300,000	$ 105,000
Convertible notes	300,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquisition percentage of voting interests acquired						80.00%
Business acquisition acquires, percentage						50.00%
Business acquisition per share ( (in Dollars per share)						$ 10
Aggregate fair market value							80.00%
Subscription agreements, description							The Company entered into subscription agreements (the “Subscription Agreements”), each dated as of July 19, 2021, with certain institutional investors (the “PIPE Investors”), pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to the closing of the Business Combination, an aggregate of 8,042,500 shares of Omnichannel Class A common stock at $10.00 per share for aggregate gross proceeds of $80.43 million.
Gross proceeds							$ 35,000,000
Business combination pursuant	$ 300,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of common stock (in Shares)				20,000,000
Public share (in Dollars per share)				$ 10		$ 25,000
Generating gross proceeds				$ 200,000,000
Offering costs				11,600,000
Deferred underwriting commissions				$ 7,000,000
Additional units (in Shares)				3,000,000	3,000,000
Private placement warrants (in Shares)							1,226,000
Capital contribution							$ 25,000
Underwriters [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offering costs			$ 357,500
Underwriters purchased (in Shares)			650,000
Generating gross proceeds			$ 6,500,000
Deferred underwriting fees			227,500
Omnichannel [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash							$ 200,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds			$ 130,000			$ 6,000,000
Number of units issued (in Shares)						1	6,000,000
Generating proceeds						$ 6,000,000	$ 6,000,000
Aggregate of additional warrants (in Shares)			130,000
Net proceeds						$ 206,500,000	$ 206,500,000
Share price (in Dollars per share)						$ 10	$ 10
Share price (in Dollars per share)							$ 1
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offering costs			$ 357,500	$ 11,600,000
Deferred underwriting commissions				7,000,000
Generating gross proceeds			6,500,000	$ 200,000,000
Deferred underwriting fees			$ 227,500
Number of units issued (in Shares)			650,000	20,000,000
Aggregate loan		$ 300,000
IPO [Member] | Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description							If the Company is unable to complete a Business Combination within 18 months from the closing of the Initial Public Offering, or May 24, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including
IPO [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)						10
Share price (in Dollars per share)							$ 10
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)							8.5881